Concentration of Investments	12 Months Ended
Dec. 31, 2025
EBP 100
EBP, Risk and Uncertainty [Line Items]
Concentration of Investments	Concentration of Investments
The Plan is concentrated in the following investments as of December 31, 2025 and 2024:

		December 31,
Investment	Description	2025	2024
Empower S&P 500 Index Separate Account	Mutual Fund	24%	—
Flexpath Stable Value CL I1	Common Collective Trust Fund	14%	16%
BlackRock iShares S&P 500 Index Fund	Mutual Fund	—	22%